MINERAL PROPERTIES, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Disclosure of detailed information about mining properties, plant and equipment

				Exploration
				and
	Mineral	Plant and	Right of use	evaluation
Cost	properties	equipment(i)	assets	assets(ii)	Total

December 31, 2019	$100,073	$42,364	$1,883	$79,893	$224,213
Additions	17,488	6,341	8,272	737	32,838
Disposals	—	(235)	—	—	(235)
Disposal of AEG	—	(2,639)	(276)	—	(2,915)
Amendment to Wheaton Silver Purchase Agreement	—	—	—	(14,835)	(14,835)
Change of estimate in decommission provision	159	147	—	—	306
Transfers from exploration and evaluation assets to mineral properties(ii)	51,127	—	—	(51,127)	—
December 31, 2020	$168,847	$45,978	$9,879	$14,668	$239,372

				Exploration
				and
Accumulated	Mineral	Plant and	Right of use	evaluation
Depreciation	properties	equipment(i)	assets	assets	Total

December 31, 2019	$90,459	$27,666	$533	$—	$118,658
Depreciation and depletion	397	1,786	884	—	3,067
Disposals	—	(117)	—	—	(117)
Disposal of AEG	—	(1,374)	(50)	—	(1,424)
December 31, 2020	$90,856	$27,961	$1,367	$—	$120,184

				Exploration
				and
	Mineral	Plant and	Right of use	evaluation
Net Book Value	properties	equipment(i)	assets	assets	Total

December 31, 2019	$9,614	$14,698	$1,350	$79,893	$105,555

December 31, 2020	$77,991	$18,017	$8,512	$14,668	$119,188
(i)	The total cost of plant and equipment as at December 31, 2020 includes construction in progress of approximately $3,543,000.
(ii)

On August 5, 2020, the Bermingham and Flame & Moth properties were determined to be technically feasible and commercially viable, and thus transitioned from exploration and evaluation assets under IFRS 6 to mineral properties under IAS 16.